CAPITAL REQUIREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total Capital (to Risk-Weighted Assets)
Actual, Amount	$ 77,016	$ 71,993
Actual, Ratio (as a percent)	13.10%	14.10%
For Capital Adequacy, Amount	47,208	40,872
For Capital Purposes, Ratio (as a percent)	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Actual, Amount	70,917	66,468
Actual, Ratio (as a percent)	12.00%	13.00%
For Capital Adequacy, Amount	23,604	20,436
For Capital Purposes, Ratio (as a percent)	4.00%	4.00%
Tier I Capital (to Average Assets)
Actual, Amount	70,917	66,468
Actual, Ratio (as a percent)	8.70%	8.80%
For Capital Adequacy, Amount	32,497	30,079
For Capital Purposes, Ratio (as a percent)	4.00%	4.00%
Kentucky Bank
Total Capital (to Risk-Weighted Assets)
Actual, Amount	74,575	70,827
Actual, Ratio (as a percent)	12.60%	13.90%
For Capital Adequacy, Amount	47,184	40,859
For Capital Purposes, Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective, Action Amount	58,980	51,073
To Be Well Capitalized Under Prompt Corrective, Provisions Ratio (as a percent)	10.00%	10.00%
Tier I Capital (to Risk-Weighted Assets)
Actual, Amount	68,476	65,302
Actual, Ratio (as a percent)	11.60%	12.80%
For Capital Adequacy, Amount	23,592	20,429
For Capital Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective, Action Amount	35,388	30,644
To Be Well Capitalized Under Prompt Corrective, Provisions Ratio (as a percent)	6.00%	6.00%
Tier I Capital (to Average Assets)
Actual, Amount	68,476	65,302
Actual, Ratio (as a percent)	8.40%	8.70%
For Capital Adequacy, Amount	32,442	30,070
For Capital Purposes, Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective, Action Amount	$ 40,553	$ 37,588
To Be Well Capitalized Under Prompt Corrective, Provisions Ratio (as a percent)	5.00%	5.00%